SUBSEQUENT EVENT (Details Narrative) - shares	Apr. 14, 2022	May 23, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common Stock Shares Outstanding			305,451,498	305,451,498	305,451,498
Share Exchange Agreement [Member] | Subsequent Event [Member]
Numaber of shareholders	15
Cancelled shares	120,418,995
Common Stock Shares Outstanding	305,451,498	185,032,503